Reinsurance (Effects of Reinsurance on Balance Sheet) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Effects of Reinsurance [Line Items]
Other invested assets	$ 2,436	$ 4,904
Assets
Premiums and Other Receivables, Net	13,525	14,647
Deferred Policy Acquisition Costs and Present Value of Future Insurance Profits, Net	6,286	6,293	$ 6,390
Liabilities
Future policy benefits	36,616	33,372
Policyholder account balances	37,783	37,526
Other policy-related balances	2,985	3,045
Other Liabilities	5,263	5,929
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	(615)	$ (4,705)	$ 1,462
PWL [Member]
Effects of Reinsurance [Line Items]
Percentage Of Participating Whole Life Insurance Policies		90.00%
Other invested assets		$ 713
Assets
Deferred Policy Acquisition Costs and Present Value of Future Insurance Profits, Net		95
Liabilities
Future policy benefits		654
Other Liabilities		43
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest		72
Direct
Assets
Premiums and Other Receivables, Net	647	1,152
Liabilities
Policyholder account balances	37,510	37,066
Other policy-related balances	1,311	1,368
Other Liabilities	4,475	4,818
Assumed
Assets
Premiums and Other Receivables, Net	27	21
Liabilities
Policyholder account balances	273	460
Other policy-related balances	1,674	1,677
Other Liabilities	32	12
Ceded
Assets
Premiums and Other Receivables, Net	12,851	13,474
Liabilities
Policyholder account balances	0	0
Other policy-related balances	0	0
Other Liabilities	$ 756	$ 1,099